Inventory - Schedule of Inventory, Noncurrent (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Completed unsold VOIs	$ 206	$ 233	$ 111
Construction in process	11	20	101
Land, infrastructure and other	258	260	200
Inventory	$ 475	$ 513	$ 412